Interest and Finance Costs	12 Months Ended
Dec. 31, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:

The amounts in the consolidated statements of comprehensive (loss)/income are analyzed as follows:

Interest and Finance Costs	Year Ended December 31,
	2020	2021	2022
Interest on debt (including $-, $- and $207 respectively, to related party)	16,033	7,342	11,895
Bank charges and loan commitment fees	233	20	132
Amortization and write-off of financing fees	6,311	840	2,522
Total	22,577	8,202	14,549
Less interest capitalized	(1,621)	(1,204)	(184)
Total	20,956	6,998	14,365